Impairment of Non-Financial Assets - Schedule of Impairment of Non-Financial Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Impairment of Non-Financial Assets [Abstract]
Impairment of intangible assets		$ 25	$ 122
Impairment of property and equipment	1,121	1,754	9
Impairment of assets from income from ordinary activities from contracts with customers	1,730	(17)	(54)
Total	$ 2,851	$ 1,762	$ 77